Convertible Notes Payable and Convertible Notes Payable to Related Parties - Schedule of Convertible Notes Payable (Details) - USD ($)										3 Months Ended		12 Months Ended
		Feb. 10, 2020	Dec. 20, 2019	Dec. 12, 2019	Jul. 30, 2019	Nov. 26, 2018	Nov. 06, 2018	Dec. 28, 2016	Dec. 06, 2016	Mar. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Mar. 24, 2020	Oct. 31, 2015
Stated Interest Rate																	5.00%
Principal										$ 10,050,000		$ 375,000		$ 889,000
Unamortized Discount										(2,650,000)				(456,000)
Variable Share Settlement Feature at Fair Value														1,018,000
Carrying amount														$ 1,451,000
Chairman [Member]
Issuance Date	[1]													Oct. 12, 2015
Stated Interest Rate	[1]													22.00%
Maturity date	[1]													Aug. 01, 2017
Principal	[1]													$ 265,000
Unamortized Discount	[1]
Variable Share Settlement Feature at Fair Value	[1]													549,000
Carrying amount	[1]													$ 814,000
Shareholder [Member]
Issuance Date	[2]													Dec. 28, 2016
Stated Interest Rate								3.00%						3.00%	[2]
Maturity date								Mar. 24, 2017						Mar. 24, 2017	[2]
Principal	[2]													$ 50,000
Unamortized Discount	[2]
Variable Share Settlement Feature at Fair Value	[2]
Carrying amount	[2]													50,000
Convertible Notes [Member]
Principal										1,215,000		865,000		574,000
Unamortized Discount										(945,000)		(710,000)		(456,000)
Variable Share Settlement Feature at Fair Value										1,692,000		1,203,000		469,000
Carrying amount										$ 1,962,000		$ 1,358,000		587,000
Convertible Notes - Related Parties [Member]
Principal														315,000
Unamortized Discount
Variable Share Settlement Feature at Fair Value														549,000
Carrying amount														$ 864,000
Adar Alef, LLC [Member]
Issuance Date										Feb. 10, 2020	[3]	Jul. 30, 2019	[4]
Stated Interest Rate		12.00%			12.00%					12.00%	[3]	10.00%	[5]
Maturity date		Feb. 10, 2021			Jul. 30, 2020					Feb. 10, 2021	[3]	Jul. 30, 2020	[4]
Principal										$ 150,000	[3]	$ 275,000	[5]
Unamortized Discount										(129,000)	[3]	(159,000)	[5]
Variable Share Settlement Feature at Fair Value										220,000	[3]	379,000	[5]
Carrying amount										$ 241,000	[3]	$ 495,000	[5]
JSJ Investments [Member][Member]
Issuance Date	[6]									Dec. 06, 2019		Dec. 06, 2019
Stated Interest Rate									10.00%	10.00%	[6]	10.00%	[6]
Maturity date									Dec. 06, 2020	Dec. 06, 2020	[6]	Dec. 06, 2020	[6]
Principal	[6]									$ 255,000		$ 255,000
Unamortized Discount	[6]									(174,000)		(238,000)
Variable Share Settlement Feature at Fair Value	[6]									443,000		422,000
Carrying amount	[6]									$ 524,000		$ 439,000
Eagle Equities [Member]
Issuance Date	[7]									Dec. 12, 2019		Dec. 12, 2019
Stated Interest Rate				12.00%						12.00%	[7]	12.00%	[7]
Maturity date				Dec. 12, 2020						Dec. 12, 2020	[7]	Dec. 12, 2020	[7]
Principal	[7]									$ 210,000		$ 210,000
Unamortized Discount	[7]									(147,000)		(199,000)
Variable Share Settlement Feature at Fair Value	[7]									297,000		285,000
Carrying amount	[7]									$ 360,000		$ 296,000
BHP Capital [Member]
Issuance Date	[8]									Dec. 20, 2019		Dec. 20, 2019
Stated Interest Rate			10.00%							10.00%	[8]	10.00%	[8]			10.00%
Maturity date			Dec. 20, 2020							Dec. 20, 2020	[8]	Dec. 20, 2020	[8]
Principal	[8]									$ 125,000		$ 125,000
Unamortized Discount	[8]									(85,000)		(114,000)
Variable Share Settlement Feature at Fair Value	[8]									120,000		117,000
Carrying amount	[8]									$ 160,000		$ 128,000
Power Up Lending Group [Member]
Issuance Date	[9],[10]													Aug. 24, 2018
Stated Interest Rate						8.00%								8.00%	[9],[10]
Maturity date						Nov. 26, 2019								Aug. 24, 2019	[9],[10]
Principal	[9],[10]													$ 203,000
Unamortized Discount	[9],[10]													(131,000)
Variable Share Settlement Feature at Fair Value	[9],[10]													152,000
Carrying amount	[9],[10]													$ 224,000
Birchwood Capital, LLC [Member]
Issuance Date	[11]													Nov. 06, 2018
Stated Interest Rate							10.00%							10.00%	[11]
Maturity date							May 06, 2019							May 06, 2019	[11]
Principal	[11]													$ 50,000
Unamortized Discount	[11]													(35,000)
Variable Share Settlement Feature at Fair Value	[11]
Carrying amount	[11]													$ 15,000
Power Up Lending Group [Member]
Issuance Date	[12]													Nov. 26, 2018
Stated Interest Rate	[12]													8.00%
Maturity date	[12]													Nov. 26, 2019
Principal	[12]													$ 128,000
Unamortized Discount	[12]													(115,000)
Variable Share Settlement Feature at Fair Value	[12]													96,000
Carrying amount	[12]													$ 109,000
Adar Bays, LLC - Alef [Member]
Issuance Date	[4]													Nov. 28, 2018
Stated Interest Rate	[4]													10.00%
Maturity date	[4]													Nov. 28, 2019
Principal	[4]													$ 193,000
Unamortized Discount	[4]													(175,000)
Variable Share Settlement Feature at Fair Value	[4]													221,000
Carrying amount	[4]													$ 239,000

[1]	In July 2015, the Company issued convertible promissory notes to Mr. Bafer, Chairman, in exchange for the cancellation of previously issued promissory notes in the aggregate of $530,000 and accrued interest of $13,000 for a total of $543,000. The notes are unsecured, bear interest of 5% per annum, matured on October 1, 2015 and are convertible into shares of common stock at a conversion price equal to the lowest closing stock price during the 20 trading days prior to conversion with a 50% discount. In October 2015, the notes matured and became past due. As a result, the stated interest of 5% increased to 22% pursuant to the term of the notes. In July 2016, the Company and Mr. Bafer agreed to extend the maturity date of these notes to August 1, 2017 to cure the default. There were no other terms changed and no additional consideration was paid. On May 22, 2019, the Company issued a non-convertible promissory note to replace the convertible promissory notes (See Note 8).
[2]	On December 28, 2016, the Company issued an unsecured convertible promissory note in the principal amount of $50,000 to a shareholder. The note bears interest at 3% per annum, was due on March 24, 2017, and is convertible into shares of common stock at a conversion price of $4,000 per share. The promissory note was converted into 250,000 shares of common stock.
[3]	On February 10, 2020, the Company issued a convertible promissory note to Adar Alef, LLC. with a principal balance of $150,000. The note matures on February 10, 2021 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[4]	On July 30, 2019, the Company issued a convertible promissory note to Adar Alef, LLC in the amount of $275,000. The note accrues interest at a rate of 12% per annum and matures on July 30, 2020. The note is not convertible until the six month anniversary of the note, at which time if the note has not already been repaid by the Company, the note holder shall be entitled to convert all or part of the note into shares of the Company's common stock, at a price per share equal to 53% of the lowest trading price of the common stock for the twenty prior trading days upon which the conversion notice is received by the Company. On November 28, 2018, the Company issued a convertible promissory note to Adar Bays - Alef, LLC in the amount of $192,500. The note is due on November 28, 2019 and bears interest at 6% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date. On May 20, 2019, the Company settled the note, repaying the principal balance of $192,500 and $47,500 for interest and penalties.
[5]	On July 30, 2019, the Company issued a convertible promissory note to Adar Alef, LLC in the amount of $275,000. The note accrues interest at a rate of 12% per annum and matures on July 30, 2020. The note is not convertible until the six month anniversary of the note, at which time if the note has not already been repaid by the Company, the note holder shall be entitled to convert all or part of the note into shares of the Company's common stock, at a price per share equal to 53% of the lowest trading price of the common stock for the twenty prior trading days upon which the conversion notice is received by the Company. On January 20, 2020, the Company repaid the principal balance of $275,000 and accrued interest of approximately $16,000.
[6]	On December 6, 2019, the Company issued a convertible promissory note to JSJ Investments with a principal balance of $255,000. The Company received net proceeds of $250,000. The note matures on December 6, 2020 and bears interest at 10% per annum. The Company may prepay this note and unpaid interest on or prior to July 3, 2020. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 47% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[7]	On December 12, 2019, the Company issued a convertible promissory note to Eagle Equities, LLC with a principal balance of $210,000. The Company received net proceeds of $200,000. The note matures on December 12, 2020 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock, at any time after the six month anniversary of the note, at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[8]	On December 20, 2019, the Company issued a convertible promissory note to BHP Capital NY Inc. with a principal balance of $125,000. The Company received net proceeds of $122,500. The note matures on December 20, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date. In connection with the promissory note, the Company issued 5,000 shares of its restricted common stock with a fair value of approximately $47,000. The Company will have the option to buy back the shares 180 days from the issue date, for a one-time payment of $8.00 per share.
[9]	On February 20, 2019, the Company settled the August 24, 2018, convertible promissory note issued to Power Up, repaying the principal balance of $202,500 and $66,369 for interest and penalties.
[10]	The (#) references the notes described below
[11]	On November 6, 2018, the Company issued a convertible promissory note to Birchwood Capital, LLC in the amount of $50,000. The note was due on May 6, 2019 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of $3.00 per share. The Company recorded a beneficial conversion feature discount of $50,000 on this note as of December 31, 2018. The note is currently past due. Accrued interest was approximately $4,500 and $1,000 as of September 30, 2019 and December 31, 2018, respectively. On October 11, 2019, the principal balance of $50,000 was converted into 16,666 shares of the Company's common stock at share price of $3.00. The Company and Birchwood Capital, LLC, have agreed that this conversion fully satisfies the outstanding principal and accrued interest related to this note. During the year ended December 31, 2019, the Company reversed accrued interest of approximately $4,500.
[12]	On November 26, 2018, the Company issued a convertible promissory note to Power Up Lending Group, LLC in the amount of $128,000. The note is due on November 26, 2019 and bears interest at 8% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 61% multiplied by the average for the three lowest traded prices during the previous ten (10) day trading period ending on the latest complete trading day prior to the conversion date. On April 25, 2019, the Company settled the note, repaying the principal balance of $128,000 and $39,000 for interest and penalties.